Quarterly Holdings Report
for
Fidelity® Preferred Securities & Income ETF
November 30, 2023
PSI-NPRT1-0124
1.9901714.102
Nonconvertible Bonds - 19.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
Vodafone Group PLC 7% 4/4/79 (b)	400,000	404,007
ENERGY - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Enbridge, Inc. 8.5% 1/15/84 (b)	250,000	250,794
Enterprise Products Operating LP:
CME Term SOFR 3 Month Index + 2.980% 8.6378% 8/16/77 (b)(c)	33,000	32,835
5.25% 8/16/77 (b)	126,000	115,477
5.375% 2/15/78 (b)	67,000	57,866
Transcanada Trust:
5.3% 3/15/77 (b)	161,000	140,794
5.5% 9/15/79 (b)	128,000	106,681
5.6% 3/7/82 (b)	200,000	161,088
5.625% 5/20/75 (b)	95,000	89,055
5.875% 8/15/76 (b)	129,000	120,688
		1,075,278
FINANCIALS - 11.2%
Capital Markets - 0.2%
Ares Finance Co. III LLC 4.125% 6/30/51 (b)(d)	75,000	61,500
Financial Services - 0.9%
Apollo Management Holdings LP 4.95% 1/14/50 (b)(d)	324,000	291,252
Insurance - 10.1%
American International Group, Inc. 5.75% 4/1/48 (b)	129,000	120,794
Assurant, Inc. 7% 3/27/48 (b)	61,000	60,673
Liberty Mutual Group, Inc.:
4.125% 12/15/51 (b)(d)	150,000	122,163
4.3% 2/1/61 (d)	125,000	71,564
Meiji Yasuda Life Insurance Co.:
5.1% 4/26/48 (b)(d)	200,000	191,433
5.2% 10/20/45 (b)(d)	200,000	195,068
MetLife, Inc.:
6.4% 12/15/66 (b)	319,000	313,511
10.75% 8/1/69 (b)	128,000	166,009
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% 5/23/42 (b)(d)	200,000	195,612
Nippon Life Insurance Co.:
2.75% 1/21/51 (b)(d)	200,000	160,477
3.4% 1/23/50 (b)(d)	100,000	85,058
4.7% 1/20/46 (b)(d)	200,000	193,132
5.1% 10/16/44 (b)(d)	200,000	196,500
6.25% 9/13/53 (b)(d)	200,000	202,419
PartnerRe Finance B LLC 4.5% 10/1/50 (b)	67,000	55,830
Prudential Financial, Inc.:
3.7% 10/1/50 (b)	200,000	164,877
5.125% 3/1/52 (b)	150,000	133,254
6% 9/1/52 (b)	200,000	189,008
6.75% 3/1/53 (b)	250,000	248,562
Sumitomo Life Insurance Co. 4% 9/14/77 (b)(d)	200,000	185,657
		3,251,601
TOTAL FINANCIALS		3,604,353
UTILITIES - 4.0%
Electric Utilities - 2.2%
Emera, Inc. 6.75% 6/15/76 (b)	125,000	120,878
NextEra Energy Capital Holdings, Inc. 5.65% 5/1/79 (b)	104,000	92,483
Southern Co.:
3.75% 9/15/51 (b)	150,000	131,338
4% 1/15/51 (b)	400,000	374,449
		719,148
Multi-Utilities - 1.8%
CMS Energy Corp.:
3.75% 12/1/50 (b)	409,000	302,874
4.75% 6/1/50 (b)	300,000	259,108
Sempra 4.125% 4/1/52 (b)	25,000	20,260
		582,242
TOTAL UTILITIES		1,301,390
TOTAL NONCONVERTIBLE BONDS (Cost $6,745,551)		6,385,028

U.S. Treasury Obligations - 5.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.875% 2/15/43	1,575,000	1,404,883
3.875% 5/15/43	500,000	445,625
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,818,934)		1,850,508

Preferred Stocks - 24.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Banks - 0.5%
Wells Fargo & Co. 7.50%	150	167,719

Nonconvertible Preferred Stocks - 24.2%
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
4.75%	21,000	403,200
5.35%	3,500	79,695
		482,895
Wireless Telecommunication Services - 1.1%
Telephone & Data Systems, Inc.:
6.00%	3,500	48,265
6.625%	1,500	23,550
U.S. Cellular Corp.	3,500	60,550
U.S. Cellular Corp.:
5.50%	3,500	60,830
6.25%	8,500	164,475
		357,670
TOTAL COMMUNICATION SERVICES		840,565

CONSUMER DISCRETIONARY - 0.1%
Leisure Products - 0.1%
Brunswick Corp. 6.50%	1,000	24,780

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Energy Transfer LP 7.60% (b)	16,500	416,295

FINANCIALS - 13.8%
Banks - 4.1%
Bank of America Corp.:
4.25%	5,500	97,735
4.375%	19,000	348,650
Cadence Bank 5.50%	2,000	37,400
Citizens Financial Group, Inc. Series E, 5.00%	2,000	38,420
Fifth Third Bancorp Series K 4.95%	1,000	22,700
JPMorgan Chase & Co. 4.55%	22,900	458,916
KeyCorp:
6.125%(b)	3,000	64,500
6.20%(b)	2,000	40,760
PacWest Bancorp 7.75% (b)	1,000	21,030
Regions Financial Corp.:
4.45%	500	8,135
5.75%(b)	3,000	59,250
U.S. Bancorp Series M, 4.00%	2,000	33,840
Webster Financial Corp. Series F, 5.25%	750	13,680
Western Alliance Bancorp. (b)	1,500	24,720
Wintrust Financial Corp. 6.50% (b)	2,000	43,800
		1,313,536
Capital Markets - 3.7%
Affiliated Managers Group, Inc. 4.75%	3,000	51,750
Charles Schwab Corp. 4.45%	4,500	85,815
Morgan Stanley:
Series K, 5.85%(b)	16,000	375,680
Series O, 4.50%	4,300	78,733
Northern Trust Corp. Series E, 4.70%	1,500	34,050
Oaktree Capital Group LLC:
6.55%	7,000	145,250
Series A, 6.625%	6,600	137,676
SCE Trust III 5.75% (b)	1,550	38,595
State Street Corp. Series G, 5.35% (b)	1,000	23,440
Stifel Financial Corp. Series D, 4.50%	13,000	217,230
		1,188,219
Consumer Finance - 0.1%
Navient Corp. 6.00%	1,500	28,740

Financial Services - 1.0%
Carlyle Finance LLC 4.625%	2,500	45,125
Equitable Holdings, Inc.:
4.30%	1,000	16,000
Series A 5.25%	3,000	62,610
KKR Group Finance Co. IX LLC 4.625%	5,000	89,750
Voya Financial, Inc. Series B, 5.35% (b)	5,000	120,000
		333,485
Insurance - 4.9%
Aegon Funding Co. LLC 5.10%	3,950	82,871
Allstate Corp.:
5.10%	10,000	221,600
Series I, 4.75%	2,000	42,020
American Financial Group, Inc. 4.50%	6,000	107,880
Arch Capital Group Ltd.:
5.45%	4,000	90,280
Series G, 4.55%	2,250	44,303
Assurant, Inc. 5.25%	2,500	48,750
Athene Holding Ltd.:
Series A, 6.35%(b)	2,500	59,650
Series C, 6.375%(b)	9,000	223,110
Series D, 4.875%	4,000	68,520
Brighthouse Financial, Inc.	4,000	71,120
Brighthouse Financial, Inc.:
Series A, 6.60%	2,000	43,020
Series B, 6.75%	2,000	44,160
Series D, 0.00%	4,000	60,200
Globe Life, Inc. Series D, 4.25%	2,500	46,525
Prudential Financial, Inc. 5.625%	1,500	36,270
Reinsurance Group of America, Inc. 7.125% (b)	4,000	104,720
RenaissanceRe Holdings Ltd. Series G, 4.20%	1,550	25,932
Unum Group 6.25%	3,500	83,405
W.R. Berkley Corp. 4.25%	5,000	99,800
		1,604,136
TOTAL FINANCIALS		4,468,116

INDUSTRIALS - 1.7%
Trading Companies & Distributors - 1.7%
FTAI Aviation Ltd.:
8.00%(b)	2,000	49,180
8.25%(b)	2,000	49,120
8.25%(b)	8,000	188,000
WESCO International, Inc. (b)	9,000	243,540
		529,840
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Homes 4 Rent 6.25%	1,500	37,095
Digital Realty Trust, Inc.:
5.25%	1,750	38,483
Series L, 5.20%	10,000	218,300
Public Storage:
4.00%	20,000	367,200
Series H, 5.60%	2,000	49,780
Series I, 4.875%	1,500	32,820
SITE Centers Corp. 6.375%	1,000	22,680
Summit Hotel Properties, Inc. Series F, 5.875%	775	14,733
		781,091
UTILITIES - 2.3%
Electric Utilities - 1.5%
Entergy Louisiana LLC 4.875%	1,000	21,445
Pacific Gas & Electric Co. Series A	6,000	129,300
SCE Trust V 5.45% (b)	1,550	36,487
SCE Trust VII 7.75%	5,000	125,350
Southern Co.:
4.20%	3,500	68,250
Series A, 4.95%	5,000	111,050
		491,882
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	2,395	38,991

Multi-Utilities - 0.7%
Algonquin Power & Utilities Corp. Series A, 6.20% (b)	3,000	74,910
Brookfield Infrastructure Partners LP:
5.125%	825	13,126
Class A 5.00%	825	12,573
DTE Energy Co.:
4.375%	2,825	57,348
4.375%	1,000	20,430
SCE Trust VI	2,375	46,431
		224,818
TOTAL UTILITIES		755,691

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,816,378
TOTAL PREFERRED STOCKS (Cost $8,420,795)		7,984,097

Preferred Securities - 48.9%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
General Motors Financial Co., Inc. 5.7% 12/31/99 (b)(e)	252,000	220,921
ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
BP Capital Markets PLC:
4.375% (b)(e)	125,000	120,435
4.875% (b)(e)	525,000	471,852
Enbridge, Inc.:
5.5% 7/15/77 (b)	126,000	110,777
5.75% 7/15/80 (b)	126,000	109,494
6% 1/15/77 (b)	68,000	61,716
6.25% 3/1/78 (b)	123,000	109,837
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.6693% (b)(c)(e)	240,000	227,978
6.625% (b)(e)	50,000	40,465
7.125% (b)(e)	500,000	442,735
		1,695,289
FINANCIALS - 34.2%
Banks - 19.2%
Bank of America Corp.:
5.875% (b)(e)	943,000	862,863
6.1% (b)(e)	200,000	197,647
6.125% (b)(e)	100,000	97,209
Citigroup, Inc.:
3.875% (b)(e)	400,000	348,072
4.15% (b)(e)	89,000	73,517
5.95% (b)(e)	393,000	379,550
6.3% (b)(e)	495,000	486,922
Fifth Third Bancorp 4.5% (b)(e)	50,000	45,073
Huntington Bancshares, Inc. 5.625% (b)(e)	226,000	197,311
JPMorgan Chase & Co.:
4.6% (b)(e)	300,000	287,953
5% (b)(e)	401,000	394,832
6.1% (b)(e)	321,000	319,333
6.125% (b)(e)	150,000	148,961
KeyCorp 5% (b)(e)	100,000	77,391
M&T Bank Corp. 5.125% (b)(e)	50,000	40,305
PNC Financial Services Group, Inc. 5% (b)(e)	542,000	473,365
Regions Financial Corp. 5.75% 12/31/99 (b)	75,000	70,809
Truist Financial Corp.:
4.95% (b)(e)	135,000	127,680
5.1% (b)(e)	403,000	346,580
5.125% 12/31/99 (b)(e)	60,000	48,169
U.S. Bancorp:
3.7% (b)(e)	400,000	304,084
5.3% (b)(e)	115,000	97,203
Wells Fargo & Co.:
3.9% (b)(e)	266,000	239,978
5.9% (b)(e)	471,000	463,586
7.625% (b)(e)	75,000	76,885
		6,205,278
Capital Markets - 9.3%
Bank of New York Mellon Corp.:
3.7% (b)(e)	425,000	385,255
3.75% (b)(e)	96,000	79,877
4.625% (b)(e)	200,000	181,302
4.7% (b)(e)	65,000	63,387
Charles Schwab Corp.:
4% (b)(e)	831,000	627,509
4% (b)(e)	200,000	172,181
5% (b)(e)	100,000	86,246
Goldman Sachs Group, Inc.:
4.125% (b)(e)	29,000	24,467
4.4% (b)(e)	700,000	634,200
5.3% (b)(e)	79,000	75,174
Morgan Stanley 5.875% (b)(e)	400,000	364,786
Northern Trust Corp. 4.6% (b)(e)	60,000	55,187
State Street Corp. 5.625% (b)(e)	248,000	243,982
		2,993,553
Consumer Finance - 3.4%
Ally Financial, Inc.:
4.7% (b)(e)	470,000	330,802
4.7% (b)(e)	220,000	141,807
American Express Co. 3.55% (b)(e)	312,000	263,025
Capital One Financial Corp. 3.95% (b)(e)	400,000	302,433
Discover Financial Services 5.5% 12/31/99 (b)(e)	100,000	69,581
		1,107,648
Financial Services - 0.2%
Equitable Holdings, Inc. 4.95% (b)(e)	75,000	70,690
Insurance - 2.1%
Dai-Ichi Life Insurance Co. Ltd. 4% 12/31/99 (b)(d)	200,000	188,840
Markel Group, Inc. 6% (b)(e)	200,000	195,578
MetLife, Inc. 3.85% (b)(e)	275,000	258,902
SBL Holdings, Inc. 6.5% 12/31/99 (b)(d)(e)	34,000	20,406
		663,726
TOTAL FINANCIALS		11,040,895
INDUSTRIALS - 1.9%
Trading Companies & Distributors - 1.9%
AerCap Holdings NV 5.875% 10/10/79 (b)	50,000	48,318
Air Lease Corp.:
4.125% (b)(e)	56,000	41,286
4.65% (b)(e)	300,000	256,533
Aircastle Ltd. 5.25% (b)(d)(e)	326,000	272,095
		618,232
UTILITIES - 6.9%
Electric Utilities - 3.9%
Duke Energy Corp. 4.875% (b)(e)	425,000	416,033
Edison International:
5% (b)(e)	324,000	296,367
5.375% (b)(e)	366,000	338,461
Electricite de France SA 9.125% (b)(d)(e)	200,000	212,722
		1,263,583
Independent Power and Renewable Electricity Producers - 1.2%
Vistra Corp.:
7% (b)(d)(e)	295,000	280,250
8% (b)(d)(e)	100,000	97,814
		378,064
Multi-Utilities - 1.8%
Dominion Energy, Inc.:
4.35% (b)(e)	225,000	192,699
4.65% (b)(e)	80,000	74,087
Sempra 4.875% (b)(e)	325,000	311,406
		578,192
TOTAL UTILITIES		2,219,839
TOTAL PREFERRED SECURITIES (Cost $17,081,161)		15,795,176

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f) (Cost $99,704)	99,684	99,704

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $34,166,145)	32,114,513
NET OTHER ASSETS (LIABILITIES) - 0.6%	186,795
NET ASSETS - 100.0%	32,301,308

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,223,962 or 10.0% of net assets.

(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	325,515	3,071,995	3,297,806	9,068	-	-	99,704	0.0%
Total	325,515	3,071,995	3,297,806	9,068	-	-	99,704

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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